Document and Entity Information	6 Months Ended
Jun. 30, 2014
Entity [Domain]
Registrant name	Travelers Companies, Inc.
Central index key	0000086312
Document type	8-K
Document period end date	Jun. 30, 2014
Amendment flag	false